Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Significant Accounting Policies
Schedule of revenue disaggregated by revenue source

	Year Ended December 31,
	2020	2021	2022

	(In US$ thousands)
Advertising and marketing revenues
Revenues from advertisers signing contracts with the Group directly	$416,270	$478,874	$356,503
Revenues from advertising agencies	1,069,885	1,501,921	1,240,147
	1,486,155	1,980,795	1,596,650
Value-added services revenues	203,776	276,288	239,682
Total revenues	$1,689,931	$2,257,083	$1,836,332